Royalty Purchase and Sale Agreement - Summarizes the Activity of the HCR Agreement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Royalty Purchase And Sale Agreement [Line Items]
Royalty purchase and sale agreement balance at December 31, 2023			$ 37,079
Issuance costs				$ (1,000)
Non-cash interest expense	$ 1,960		5,852	604
Balance at September 30, 2024	40,583	$ 37,079	40,583	37,079
HCR Agreement [Member]
Royalty Purchase And Sale Agreement [Line Items]
Royalty purchase and sale agreement balance at December 31, 2023			37,079	37,500
Payments	(694)		(1,989)
Issuance costs		(1,025)		(1,025)
Non-cash interest expense			5,852	604
October 1st payment included in accounts payable and accrued expenses			(359)
Balance at September 30, 2024	$ 40,583	$ 37,079	$ 40,583	$ 37,079
Effective interest rate	20.90%			22.60%